GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Selling, general and administrative expense [abstract]
Salaries and benefits	$ 1,794	$ 1,644
Severance	828
Legal	505	245
Technical consulting fees	405	194
Accounting	331	284
Insurance	311	241
Regulatory Fees	252	214
Shareholder relations	235	284
Depreciation	122	177
Travel	96	174
Other	242	269
Total	$ 5,121	$ 3,726	$ 4,677